Schedule of Identified Tangible and Intangible Asset Acquired (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Business Acquisition [Line Items]
Goodwill	$ 7,746,491	$ 11,227,491	$ 19,590,758	$ 1,653,067
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Cash		517,460
Trade Accounts receivable, net		34,134
Prepaid Expenses		5,024
Property and equipment, net		2,440
Other assets, net		65,349
Intangible assets		8,590,000
Goodwill		4,940,643
Total assets		14,155,050
Accounts payable and other liabilities		(387,484)
UK Loan (COVID support)		(134,707)
Related party loan		(417,017)
Total liabilities		(939,208)
Total net assets of Acquiree		$ 13,215,842
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Cash					$ 517,460
Trade Accounts receivable, net					34,134
Prepaid Expenses					5,024
Property and equipment, net					2,440
Other assets, net					65,350
Intangible assets					8,590,000
Goodwill					4,940,643
Total assets					14,155,051
Accounts payable and other liabilities					(387,484)
UK Loan (COVID support)					(134,707)
Related party loan					(417,017)
Total liabilities					(939,208)
Total net assets of Acquiree					$ 13,215,843
S And Mi Ltd Acquisition [Member]
Business Acquisition [Line Items]
Cash	0
Trade Accounts receivable, net	124,928
Prepaid Expenses	16,165
Intangible assets	884,906
Total assets	1,060,651
Accounts payable and other liabilities	(151,817)
UK Loan (COVID support)	(23,796)
Total liabilities	(734,245)
Total net assets of Acquiree	326,406
Accounts receivable - Other	26,573
VAT (net)	8,079
Director’s Loan	$ (558,632)